Schedule of legal matters with possible risk of loss (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	R$ 40,794,949	R$ 39,305,776
Lawsuit filed by Indumill	267,000
Main Legal Matter 1 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	13,015,938	12,694,021
Main Legal Matter 2 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	4,242,051	3,930,093
Main Legal Matter 3 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	2,017,602	1,956,898
Main Legal Matter 4 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	4,137,519	3,461,574
Main Legal Matter 5 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	867,521	841,401
Main Legal Matter 7 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	1,660,888	1,845,379
Main Legal Matter 8 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	614,528	624,645
Main Legal Matter 9 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	326,361	317,848
Main Legal Matter 10 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	600,895	583,478
Main Legal Matter 11 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	266,649	260,326
Main Legal Matter 12 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	1,079,951	1,051,661
Main Legal Matter 13 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	1,142,386	1,111,034
Main Legal Matter 14 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	3,877,976	3,886,976
Main Legal Matter 15 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	889,179	862,324
Main Legal Matter 16 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	562,307	498,002
Main Legal Matter 17 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	1,116,228	1,082,517
Main Legal Matter 18 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	214,323	233,116
Main Legal Matter 19 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	507,719	487,124
Main Legal Matter 21 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	324,371	288,390
Main Legal Matter 22 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss		237,795
Main Legal Matter 23 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	98,740	95,833
Main Legal Matter 24 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	14,876	12,207
Main Legal Matter 25 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	845,043	777,850
Main Legal Matter 26 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	1,536,967	1,506,626
Main Legal Matter 27 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	104,400	94,304
Main Legal Matter 28 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	306,389	306,389
Main Legal Matter 29 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	R$ 424,143	R$ 257,965